                                                Filed Pursuant to Rule 497(c)
                                                Registration File No.: 2-67087

                                                           [Morgan Stanley Logo]










--------------------------------------------------------------------------------

Morgan Stanley Tax-Free Daily Income Trust

--------------------------------------------------------------------------------

A money market fund that seeks to
provide as high a level of daily income
exempt from federal income tax as is
consistent with stability of principal
and liquidity




--------------------------------------------------------------------------------

                                                  Prospectus | February 28, 2002












THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents

The Fund                    INVESTMENT OBJECTIVE ............................. 1

                            PRINCIPAL INVESTMENT STRATEGIES .................. 1

                            PRINCIPAL RISKS .................................. 1

                            PAST PERFORMANCE ................................. 2

                            FEES AND EXPENSES ................................ 3

                            FUND MANAGEMENT .................................. 4

Shareholder Information     PRICING FUND SHARES .............................. 5

                            HOW TO BUY SHARES ................................ 5

                            HOW TO EXCHANGE SHARES ........................... 7

                            HOW TO SELL SHARES ............................... 9

                            DISTRIBUTIONS ................................... 12

                            TAX CONSEQUENCES ................................ 12

Financial Highlights        ................................................. 14

Financial Statements--
December 31, 2001           ................................................. 20

Morgan Stanley Funds        .................................. INSIDE BACK COVER

                            THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE FUND. PLEASE READ IT CAREFULLY AND KEEP IT FOR FUTURE REFERENCE.

The Fund

[GRAPHIC OMITTED]

INVESTMENT OBJECTIVE
--------------------

Morgan Stanley Tax-Free Daily Income Trust is a money market fund that seeks to provide as high a level of daily income exempt from federal income tax as is consistent with stability of principal and liquidity.

[GRAPHIC OMITTED]

PRINCIPAL INVESTMENT STRATEGIES
-------------------------------

The Fund will invest in high quality, short-term securities that are normally municipal obligations that pay interest exempt from federal income taxes. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., seeks to maintain the Fund's share price at $1.00. The share price remaining stable at $1.00 means that the Fund would preserve the principal value of your investment.

(sidebar)
MONEY MARKET
A mutual fund having the goal to select securities to provide current income while seeking to maintain a stable share price of $1.00.
(end sidebar)

(sidebar)
YIELD
The Fund's yield reflects the actual income the Fund pays to you expressed as a percentage of the Fund's share price. Because the Fund's income from its portfolio securities will fluctuate, the income it in turn distributes to you and the Fund's yield will vary.
(end sidebar)

Municipal obligations are securities issued by state and local governments, and their agencies. These securities typically are "general obligation" or "revenue" bonds, notes or commercial paper. The general obligation securities are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. Included within the revenue bonds category are participations in lease obligations and installment purchase contracts of municipalities. The Fund may invest up to 20% of its net assets in taxable money market securities or in securities that pay interest income subject to the federal "alternative minimum tax," and some taxpayers may have to pay tax on a Fund distribution of this income.

The Fund has a fundamental policy of investing at least 80% of its assets in securities the interest on which is exempt from federal income tax, and which are not subject to the federal "alternative minimum tax." The fundamental policy may not be changed without shareholder approval.

[GRAPHIC OMITTED]

PRINCIPAL RISKS
---------------

There is no assurance that the Fund will achieve its investment objective. Although the Fund seeks to preserve the value of your investment at $1.00 per share, if it is unable to do so, it is possible to lose money by investing in the Fund.

Credit and Interest Rate Risks. Principal risks of investing in the Fund are associated with its municipal investments. Municipal obligations, as with all debt securities, are subject to two types of risks: credit risk and interest rate risk.

Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and repay the principal on its debt. Interest rate risk, another risk of debt securities, refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates.

The Investment Manager, however, actively manages the Fund's assets to reduce the risk of losing any principal investment as a result of credit or interest rate risks. The Fund's assets are reviewed to maintain or improve creditworthiness. In addition, federal regulations require money market funds, such as the Fund, to invest only in debt obligations of high quality and short maturities.

Shares of the Fund are not bank deposits and are not insured or guaranteed by the FDIC or any other government agency.

[GRAPHIC OMITTED]

PAST PERFORMANCE
----------------

The bar chart and table below provide some indication of the risks of investing in the Fund. For the Fund's most recent 7-day annualized yield, you may call
(800) 869-NEWS. The Fund's past performance does not indicate how the Fund will perform in the future.

(sidebar)
ANNUAL TOTAL RETURNS
This chart shows how the performance of the Fund's shares has varied from year to year over the past 10 calendar years.
(end sidebar)

ANNUAL TOTAL RETURNS -- CALENDAR YEARS

                                  [BAR CHART]

1992     '93     '94     '95     '96     '97     '98     '99    2000    '01
----     ---     ---     ---     ---     ---     ---     ---    ----    ---
2.39%   1.85%   2.25%   3.22%   2.83%   2.98%   2.80%   2.53%   3.38%   2.13%

During the periods shown in the bar chart, the highest return for a calendar quarter was 0.90% (quarter ended December 31, 2000) and the lowest return for a calendar quarter was 0.31% (quarter ended December 31, 2001).

(sidebar)
AVERAGE ANNUAL TOTAL RETURNS
This table shows the Fund's average annual returns.
(end sidebar)

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2001)
---------------------------------------------------------------------------
                             PAST 1 YEAR     PAST 5 YEARS     PAST 10 YEARS
---------------------------------------------------------------------------
Tax-Free Daily Income Trust      2.13%           2.76%            2.64%
---------------------------------------------------------------------------

[GRAPHIC OMITTED]

FEES AND EXPENSES
-----------------

The Fund is a no-load fund. The Fund does not impose any sales charges and does not charge account or exchange fees. The table below briefly describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES
---------------------------------------------------
Management fee                                0.49%
---------------------------------------------------
Distribution and service (12b-1) fees         0.10%
---------------------------------------------------
Other expenses                                0.09%
---------------------------------------------------
Total annual Fund operating expenses          0.68%
---------------------------------------------------

(sidebar)
ANNUAL FUND OPERATING EXPENSES
These expenses are deducted from the Fund's assets and are based on expenses paid for the fiscal year ended December 31, 2001.
(end sidebar)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the table below shows your costs at the end of each period based on these assumptions.

                               EXPENSES OVER TIME
                  --------------------------------------------
                   1 YEAR     3 YEARS     5 YEARS     10 YEARS
                  --------------------------------------------
                  $  69         $218        $379        $847
                  --------------------------------------------

[GRAPHIC OMITTED]

FUND MANAGEMENT
---------------

The Fund has retained the Investment Manager -- Morgan Stanley Investment Advisors Inc. -- to provide administrative services, manage its business affairs and invest its assets, including the placing of orders for the purchase and sale of portfolio securities. The Investment Manager is a wholly-owned subsidiary of Morgan Stanley & Co., a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Its address is 1221 Avenue of the Americas, New York, NY 10020.

(sidebar)
MORGAN STANLEY INVESTMENT ADVISORS INC.
The Investment Manager is widely recognized as a leader in the mutual fund industry and together with Morgan Stanley Services Company Inc., its wholly-owned subsidiary, had approximately $140 billion in assets under management as of January 31, 2002.
(end sidebar)

The Fund pays the Investment Manager a monthly management fee as full compensation for the services and facilities furnished to the Fund, and for Fund expenses assumed by the Investment Manager. The fee is based on the Fund's average daily net assets. For the fiscal year ended December 31, 2001 the Fund accrued total compensation to the Investment Manager amounting to 0.49% of the Fund's average daily net assets.

Shareholder Information

[GRAPHIC OMITTED]

PRICING FUND SHARES
-------------------

The price of Fund shares, called "net asset value," is based on the amortized cost of the Fund's portfolio securities. The amortized cost valuation method involves valuing a debt obligation in reference to its cost, rather than market forces.

The net asset value per share of the Fund is determined once daily at 4:00 p.m. Eastern time on each day that the New York Stock Exchange is open (or, on days when the New York Stock Exchange closes prior to 4:00 p.m., at such earlier time). Shares will not be priced on days that the New York Stock Exchange is closed.

[GRAPHIC OMITTED]

HOW TO BUY SHARES
-----------------

You may open a new account to buy Fund shares or buy additional Fund shares for an existing account in several ways. When you buy Fund shares, the shares are purchased at the next share price calculated after we receive your purchase order accompanied by federal or other immediately available funds. You begin earning dividends the business day after the shares are purchased. We reserve the right to reject any order for the purchase of Fund shares.

(sidebar)
CONTACTING A FINANCIAL ADVISOR
If you are new to the Morgan Stanley Family of Funds and would like to contact a Financial Advisor, call toll free 1-866-MORGAN8 for the telephone number of the Morgan Stanley office nearest you. You may also access our office locator on our Internet site at: www.morganstanley.com/funds
(end sidebar)

MINIMUM INVESTMENT AMOUNTS
---------------------------------------------------------
                                   MINIMUM INVESTMENT
                                   ------------------
INVESTMENT OPTIONS               INITIAL      ADDITIONAL
---------------------------------------------------------
  Regular Accounts:               $5,000        $100
---------------------------------------------------------
  EasyInvest(SM)
  (Automatically from your          Not
  checking or savings account)   Available      $100
---------------------------------------------------------

There is no minimum investment amount if you purchase Fund shares through: (1) the Investment Manager's mutual fund asset allocation plan, (2) a program, approved by the Fund's distributor, in which you pay an asset-based fee for advisory, administrative and/or brokerage services, (3) certain investment programs approved by the Fund's distributor that do not charge an asset-based fee, or (4) employer-sponsored employee benefit plan accounts.

INVESTMENT
OPTIONS            PROCEDURES
-----------------------------------------------------------------------------------------------------------------------
Contact Your       New Accounts and Subsequent Investments
Financial Advisor  You may buy Fund shares by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Your Financial Advisor will assist you, step-by-step, with the
[GRAPHIC OMITTED]  procedures to invest in the Fund.
-----------------------------------------------------------------------------------------------------------------------
By Mail            New Accounts
                   To open a new account to buy Fund shares:
[GRAPHIC OMITTED]  o  Complete and sign the attached Application.
                   o  Make out a check for the investment amount to: Morgan Stanley Tax-Free Daily Income Trust.
                   o  Mail the Application and check to Morgan Stanley Trust at P.O. Box 1040, Jersey City, NJ
                      07303.
                   ----------------------------------------------------------------------------------------------------
                   Subsequent Investments
                   To buy additional shares for an existing Fund account:
                   o  Write a "letter of instruction" to the Fund specifying the name(s) on the account, the account number and the social security or tax identification number, and the additional investment amount. The letter must be signed by the account owner(s).
                   o  Make out a check for the investment amount to: Morgan Stanley Tax-Free Daily Income Trust.
                   o  Mail the letter and check to Morgan Stanley Trust at the same address as for new accounts.
-----------------------------------------------------------------------------------------------------------------------
By Wire            New Accounts
                   To open a new account to buy Fund shares:
[GRAPHIC OMITTED]  o  Mail the attached Application, completed and signed, to Morgan Stanley Trust at P.O. Box
                      1040, Jersey City, NJ 07303.
                   o  Before sending instructions by wire, call us at (800) 869-NEWS advising us of your purchase and to confirm we have received your Application (at that time we will provide you with a new account number).
                   o  Wire the instructions specifying the name of the Fund and your account number, along with the additional investment amount, to The Bank of New York, for credit to the account of
                      "Morgan Stanley Trust, Harborside Financial Center, Plaza Two, Jersey City, NJ 07311,
                      Account No. 8900188413."
                   (When you buy Fund shares, wire purchase instructions received by Morgan Stanley Trust prior to 12:00 noon Eastern time are normally effective that day and wire purchase instructions received after 12:00 noon are normally effective the next business day.)
                   ----------------------------------------------------------------------------------------------------
                   Subsequent Investments
                   To buy additional shares for an existing Fund account:
                   o  Before sending instructions by wire, call us at (800) 869-NEWS advising us of your purchase.
                   o  Wire the instructions specifying the name of the Fund and your account number, along with the investment amount, to The Bank of New York, for credit to the account of Morgan Stanley
                      Trust in the same manner as opening an account.
                   (Also, when you buy additional Fund shares, wire purchase instructions received by Morgan
                   Stanley Trust prior to 12:00 noon Eastern time are normally effective that day and wire purchase instructions received after 12:00 noon are normally effective the next business day.)
-----------------------------------------------------------------------------------------------------------------------

INVESTMENT
OPTIONS            PROCEDURES
-----------------------------------------------------------------------------------------------------------------------
EasyInvest(SM)     New Accounts
(Automatically     This program is not available to open a new Fund account or a new account of another Money
from your          Market Fund.
checking or        --------------------------------------------------------------------------------------------------
savings account)   Subsequent Investments
                   EasyInvest(SM) is a purchase plan that allows you to transfer money automatically from your
[GRAPHIC OMITTED]  checking or savings account to an existing Fund account on a semi-monthly, monthly or quarterly basis. Contact your Morgan Stanley Financial Advisor for further information about this service.
-----------------------------------------------------------------------------------------------------------------------

Additional Purchase Information. If you are a customer of Morgan Stanley DW Inc. ("Morgan Stanley DW") or another authorized dealer of Fund shares, you may upon request: (a) have the proceeds from the sale of listed securities invested in Fund shares the day after you receive the proceeds; and (b) pay for the purchase of certain listed securities by automatic sale of Fund shares that you own. If you are a customer of Morgan Stanley DW or another authorized dealer of the Fund's shares, you may have cash balances in your securities account of $1,000 or more automatically invested in shares of the Fund on the next business day after the balance is accrued in your account. Cash balances of less than $1,000 may be automatically invested in Fund shares on a weekly basis.

Plan of Distribution. The Fund has adopted a Plan of Distribution in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan allows the Fund to pay distribution fees for the sale and distribution of Fund shares. It also allows the Fund to pay for services to shareholders. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

[GRAPHIC OMITTED]

HOW TO EXCHANGE SHARES
----------------------

Permissible Fund Exchanges. You may only exchange shares of the Fund for shares of other continuously offered Morgan Stanley Funds if the Fund shares were acquired in an exchange of shares initially purchased in a Multi-Class Fund or an FSC Fund (subject to a front-end sales charge). In that case, the shares may be subsequently re-exchanged for shares of the same Class of any Multi-Class Fund or FSC Fund or for shares of another Money Market Fund, a No-Load Fund, North American Government Income Trust or Short-Term U.S. Treasury Trust. Of course, if an exchange is not permitted, you may sell shares of the Fund and buy another Fund's shares with the proceeds.

See the inside back cover of this Prospectus for each Morgan Stanley fund's designation as a Multi-Class Fund, FSC Fund, No-Load Fund or Money Market Fund. If a Morgan Stanley Fund is not listed, consult the inside back cover of that fund's prospectus for its designation. For purposes of exchanges, shares of FSC Funds are treated as Class A shares of a Multi-Class Fund.

The current prospectus for each fund describes its investment objective(s), policies and investment minimums, and should be read before investing. Since exchanges are available only into continuously offered Morgan Stanley Funds, exchanges are not available into any new Morgan Stanley Fund during its initial offering period, or when shares of a particular Morgan Stanley Fund are not being offered for purchase.

Exchange Procedures. You can process an exchange by contacting your Morgan Stanley Financial Advisor or other authorized financial representative. Otherwise, you must forward an exchange privilege authorization form to the Fund's transfer agent -- Morgan Stanley Trust -- and then write the transfer agent or call (800) 869-NEWS to place an exchange order. You can obtain an exchange privilege authorization form by contacting your Financial Advisor or other authorized financial representative or by calling (800) 869-NEWS. If you hold share certificates, no exchanges may be processed until we have received all applicable share certificates.

An exchange to any Morgan Stanley Fund (except a Money Market Fund) is made on the basis of the next calculated net asset values of the funds involved after the exchange instructions are accepted. When exchanging into a Money Market Fund, the Fund's shares are sold at their next calculated net asset value and the Money Market Fund's shares are purchased at their net asset value on the following business day.

The Fund may terminate or revise the exchange privilege upon required notice. The check writing privilege is not available for Money Market Fund shares you acquire in an exchange.

Telephone Exchanges. For your protection when calling Morgan Stanley Trust, we will employ reasonable procedures to confirm that exchange instructions communicated over the telephone are genuine. These procedures may include requiring various forms of personal identification such as name, mailing address, social security or other tax identification number. Telephone instructions also may be recorded.

Telephone instructions will be accepted if received by the Fund's transfer agent between 9:00 a.m. and 4:00 p.m. Eastern time on any day the New York Stock Exchange is open for business. During periods of drastic economic or market changes, it is possible that the telephone exchange procedures may be difficult to implement, although this has not been the case with the Fund in the past.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the exchange of such shares.

Exchanging Shares of Another Fund Subject to a Contingent Deferred Sales Charge ("CDSC"). There are special considerations when you exchange shares subject to a CDSC of another Morgan Stanley Fund for shares of the Fund. When determining the length of time you held the shares and the corresponding CDSC rate, any period (starting at the end of the month) during which you held shares of the Fund will not be counted. Thus, in effect the "holding period" for purposes of calculating the CDSC is frozen upon exchanging into the Fund. Nevertheless, if shares subject to a CDSC are exchanged for shares of the Fund, you will receive a credit when you sell the shares equal to the distribution (12b-1) fees, if any, you paid on those shares while in the Fund up to the amount of any applicable CDSC. See the prospectus of the fund that charges the CDSC for more details.

Limitations on Exchanges. Certain patterns of exchanges and/or purchase or sale transactions involving the Fund or other Morgan Stanley Funds may result in the Fund limiting or prohibiting, at its discretion, additional purchases and/or exchanges. Determinations in this regard may be made based on the frequency or dollar amount of previous exchanges or purchase or sale transactions. You will be notified in advance of limitations on exchange privileges.

For further information regarding exchange privileges, you should contact your Morgan Stanley Financial Advisor or call (800) 869-NEWS.

[GRAPHIC OMITTED]

HOW TO SELL SHARES
------------------

You can sell some or all of your Fund shares at any time. Your shares will be sold at the next share price calculated after we receive your order to sell as described below.

OPTIONS            PROCEDURES
----------------------------------------------------------------------------------------------------------------------
Contact Your       To sell your shares, simply call your Morgan Stanley Financial Advisor or other authorized
Financial Advisor  financial representative.
                   ---------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]  Payment will be sent to the address to which the account is registered, or deposited in your brokerage account.
----------------------------------------------------------------------------------------------------------------------
Check-writing      You may order a supply of blank checks by requesting them on the investment application or by
Option             contacting your Morgan Stanley Financial Advisor.
                   ---------------------------------------------------------------------------------------------------
[GRAPHIC OMITTED]  Checks may be written in any amount not less than $500. You must sign checks exactly as their shares are registered. If the account is a joint account, the check may contain one signature unless the joint owners have specified on an investment application that all owners are required to sign checks. Only accounts in which no share certificates have been issued are eligible for the checkwriting privilege.
                   ---------------------------------------------------------------------------------------------------
                   Payment of check proceeds normally will be made on the next business day after we receive your check in proper form. Shares purchased by check (including a certified or bank cashier's check) are not normally available to cover redemption checks until fifteen days after Morgan
                   Stanley Trust receives the check used for investment. A check will not be honored in an amount exceeding the value of the account at the time the check is presented for payment.
----------------------------------------------------------------------------------------------------------------------
By Letter          You may also sell your shares by writing a "letter of instruction" that includes:
                   o  your account number;
[GRAPHIC OMITTED]  o  the name of the Fund;
                   o  the dollar amount or the number of shares you wish to sell; and
                   o  the signature of each owner as it appears on the account.
                   ---------------------------------------------------------------------------------------------------

OPTIONS            PROCEDURES
----------------------------------------------------------------------------------------------------------------------
By Letter,         If you are requesting payment to anyone other than the registered owner(s) or that payment be
continued          sent to any address other than the address of the registered owner(s) or pre-designated bank account, you will need a signature guarantee. You can obtain a signature guarantee from an eligible guarantor acceptable to Morgan Stanley Trust. (You should contact Morgan Stanley Trust at (800) 869-NEWS for a determination as to whether a particular institution is an eligible guarantor.) A notary public cannot provide a signature guarantee. Additional documentation may be required for shares held by a corporation, partnership, trustee or executor.
                   ---------------------------------------------------------------------------------------------------
                   Mail the letter to Morgan Stanley Trust at P.O. Box 983, Jersey City, NJ 07303. If you hold share certificates, you must return the certificates, along with the letter and any required additional documentation.
                   ---------------------------------------------------------------------------------------------------
                   A check will be mailed to the name(s) and address in which the account is registered, or otherwise according to your instructions.
----------------------------------------------------------------------------------------------------------------------
Systematic         If your investment in all of the Morgan Stanley Family of Funds has a total market value of at
Withdrawal Plan    least $10,000, you may elect to withdraw amounts of $25 or more, or in any whole percentage of a fund's balance (provided the amount is at least $25), on a monthly, quarterly, semi-annual or
[GRAPHIC OMITTED]  annual basis, from any fund with a balance of at least $1,000. Each time you add a fund to the plan, you must meet the plan requirements.
                   ---------------------------------------------------------------------------------------------------
                   When you sell Fund shares through the Systematic Withdrawal Plan, the shares may be subject to a contingent deferred sales charge ("CDSC") if they were obtained in exchange for shares subject to a CDSC of another Morgan Stanley Fund. The CDSC, however, will be waived in an amount up to 12% annually of the Fund's value, although Fund shares with no CDSC will be sold first, followed by those with the lowest CDSC. As such, the waiver benefit will be reduced by the amount of your shares that are not subject to a CDSC. See the Prospectus of the Fund that charges the CDSC for more details.
                   ---------------------------------------------------------------------------------------------------
                   To sign up for the Systematic Withdrawal Plan, contact your Morgan Stanley Financial Advisor or call (800) 869-NEWS. You may terminate or suspend your plan at any time. Please remember that withdrawals from the plan are sales of shares, not Fund "distributions," and ultimately may exhaust your account balance. The Fund may terminate or revise the plan at any time.
----------------------------------------------------------------------------------------------------------------------
By Telephone       To sell shares by telephone or wire, first complete a telephone redemption application
or Wire            designating a bank account. Redemptions for more than $1,000 will be wired to your bank account (your bank may charge a fee for this service). For redemptions for less than $1,000, a
[GRAPHIC OMITTED]  check will be mailed to your bank account. If you hold share certificates, you may not redeem those shares by this method. For more information or to request a telephone redemption
[GRAPHIC OMITTED]  application, call Morgan Stanley Trust at (800) 869-NEWS.
----------------------------------------------------------------------------------------------------------------------

Payment for Sold Shares. After we receive your complete instructions to sell as described above, a check will be mailed to you within seven days, although we will attempt to make payment within one business day. Payment may also be sent to your brokerage account.

Payment may be postponed or the right to sell your shares suspended under unusual circumstances. If you request to sell shares that were recently purchased by check, your sale will not be effected until it has been verified that the check has been honored.

Involuntary Sales. The Fund reserves the right, on sixty days' notice, to sell the shares of any shareholder whose shares, due to sales by the shareholder, have a value below $1,000. However, before the Fund sells your shares in this manner, we will notify you and allow you sixty days to make an additional investment in an amount that will increase the value of your account to at least the required amount before the sale is processed.

Money Market Fund Automatic Sale Procedures. If you maintain a brokerage account with Morgan Stanley DW or another authorized dealer of Fund shares, you may elect to have your Fund shares automatically sold from your account to satisfy amounts you owe as a result of purchasing securities or other transactions in your brokerage account.

If you elect to participate by notifying Morgan Stanley DW or another authorized dealer of Fund shares, your brokerage account will be scanned each business day prior to the close of business (4:00 p.m. Eastern time). After any cash balances in the account are applied, a sufficient number of Fund shares may be sold to satisfy any amounts you are obligated to pay to Morgan Stanley DW or another authorized dealer of Fund shares. Sales will be effected on the business day before the date you are obligated to make payment, and Morgan Stanley DW or another authorized dealer of Fund shares will receive the sale proceeds on the following day.

EasyInvest(SM) -- Automatic Redemption. You may invest in shares of certain other Morgan Stanley Funds by subscribing to EasyInvest(SM), an automatic purchase plan that provides for the automatic investment of any amount from $100 to $5,000 in shares of the specified fund. Under EasyInvest(SM), you may direct that a sufficient number of shares of the Fund be automatically sold and the proceeds transferred to Morgan Stanley Trust, on a semi-monthly, monthly or quarterly basis, for investment in shares of the specified fund. Sales of your Fund shares will be made on the business day preceding the investment date and Morgan Stanley Trust will receive the proceeds for investment on the day following the sale date.

Margin Accounts. If you have pledged your Fund shares in a margin account, contact your Morgan Stanley Financial Advisor or other authorized financial representative regarding restrictions on the sale of such shares.

[GRAPHIC OMITTED]

DISTRIBUTIONS
-------------

The Fund passes substantially all of its earnings along to its investors as "distributions." The Fund earns interest from fixed-income investments. These amounts are passed along to Fund shareholders as "income dividend distributions." The Fund may realize capital gains whenever it sells securities for a higher price than it paid for them. These amounts may be passed along as "capital gain distributions;" the Investment Manager does not anticipate that there will be significant capital gain distributions.

(sidebar)
TARGETED DIVIDENDS(SM)
You may select to have your Fund distributions automatically invested in another Morgan Stanley Fund that you own. Contact your Morgan Stanley Financial Advisor for further information about this service.
(end sidebar)

The Fund declares income dividends payable on each day the New York Stock Exchange is open for business, of all of its daily net income to shareholders of record as of the close of business the preceding business day. Capital gains, if any, are distributed periodically.

Distributions are reinvested automatically in additional shares of the Fund (rounded to the last 1/100 of a share) and automatically credited to your account unless you request in writing that distributions be paid in cash. If you elect the cash option, the Fund will reinvest the additional shares and credit your account during the month, then redeem the credited amount no later than the last business day of the month, and mail a check to you no later than seven business days after the end of the month. No interest will accrue on uncashed checks. If you wish to change how your distributions are paid, your request should be received by the Fund's transfer agent, Morgan Stanley Trust, at least five business days prior to the record date of the distributions.

[GRAPHIC OMITTED]

TAX CONSEQUENCES
----------------

As with any investment, you should consider how your Fund investment will be taxed. The tax information in this Prospectus is provided as general information. You should consult your own tax professional about the tax consequences of an investment in the Fund.

Your income dividend distributions are normally exempt from federal income tax-- to the extent they are derived from municipal obligations. Income derived from other portfolio securities may be subject to federal, state and/or local income taxes.

The income derived from some municipal securities is subject to the federal "alternative minimum tax." Certain tax-exempt securities whose proceeds are used to finance private, for-profit organizations are subject to this special tax system that ensures that individuals pay at least some federal taxes. Although interest on these securities is generally exempt from federal income tax, some taxpayers who have many tax deductions or exemptions nevertheless may have to pay tax on the income.

If the Fund makes any capital gain distributions, those distributions will normally be subject to federal and state income tax when they are paid, whether you take them in cash or reinvest them in Fund shares. Any short-term capital gain distributions are taxable to you as ordinary income. Any long-term capital gain distributions are taxable to you as long-term capital gains, no matter how long you have owned shares in the Fund.

Every January, you will be sent a statement (IRS Form 1099-DIV) showing the distributions paid to you in the previous year. The statement provides information on your dividends and capital gains for tax purposes.

When you open your Fund account, you should provide your social security or tax identification number on your investment application. By providing this information, you will avoid being subject to a federal backup withholding tax (approximately 30% currently) on taxable distributions and redemption proceeds. Any withheld amount would be sent to the IRS as an advance tax payment.

Financial Highlights

The financial highlights table is intended to help you understand the Fund's financial performance for the periods indicated. Certain information reflects financial results for a single Fund share throughout each period. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).

This information has been audited by Deloitte & Touche LLP, independent auditors, whose report, along with the Fund's financial statements, is included in this Prospectus.

FOR THE YEAR ENDED DECEMBER 31,                      2001          2000          1999          1998          1997
---------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA:
---------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------
Net income from investment operations               0.021         0.033         0.025         0.028         0.029
---------------------------------------------------------------------------------------------------------------------
Less dividends from net investment income          (0.021)       (0.033)       (0.025)       (0.028)       (0.029)
---------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $1.00         $1.00         $1.00         $1.00         $1.00
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         2.13%         3.38%         2.53%         2.80%         2.98%
---------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
---------------------------------------------------------------------------------------------------------------------
Expenses (before expense offset)                     0.68%(1)      0.69%         0.73%(1)      0.72%(1)      0.72%(1)
---------------------------------------------------------------------------------------------------------------------
Net investment income                                2.10%         3.35%         2.49%         2.75%         2.93%
---------------------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------
Net assets, end of period, in thousands          $563,914      $573,881      $480,121      $498,072      $517,438
---------------------------------------------------------------------------------------------------------------------

(1)   Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001

 PRINCIPAL
 AMOUNT IN                                                                             CURRENT     DEMAND
 THOUSANDS                                                                              RATE+      DATE*         VALUE
-------------------------------------------------------------------------------------------------------------------------
            Short-Term Variable Rate Municipal Obligations (74.9%)

            Alabama
$ 15,000    University of Alabama, Hospital Ser 2000B (Ambac) ......................... 1.50%     01/08/02    $15,000,000

            California
   5,000    California, Variable 2001-2002 Ser C RANs ................................. 1.54      01/08/02      5,000,000
   9,500    California Health Facilities Financing Authority, Scripps Memorial
              Hospital Ser 1991 B (MBIA) .............................................. 1.42      01/08/02      9,500,000
   2,300    Newport Beach, Hoag Memorial Hospital Presbyterian 1992 Ser ............... 1.65      01/02/02      2,300,000

            Connecticut
   7,195    Connecticut, 1997 Ser B ................................................... 1.50      01/08/02      7,195,000

            District of Columbia
  14,000    District of Columbia, George Washington University Ser 1999 C (MBIA)        1.50      01/08/02     14,000,000

            Florida
  16,750    Dade County Industrial Development Authority, Dolphins Stadium
              Ser 1985 A .............................................................. 1.40      01/08/02     16,750,000

            Georgia
   6,100    Burke County Development Authority, Oglethorpe Power Co
              Ser 1993 A (FGIC) ....................................................... 1.60      01/08/02      6,100,000
   6,500    Georgia Municipal Electric Authority, Ser 2000 C .......................... 1.45      01/08/02      6,500,000

            Idaho
   3,500    Idaho Health Facilities Authority, St Luke's Regional Medical Center
              Ser 2000 (FSA) .......................................................... 1.85      01/02/02      3,500,000

            Illinois
   9,800    Illinois Educational Facilities Authority, Northwestern University
              Ser 1988 ................................................................ 1.70      01/08/02      9,800,000
   3,000    Illinois Health Facilities Authority, Northwestern Memorial Hospital
              Ser 1995 ................................................................ 1.90      01/02/02      3,000,000
  12,500    Oak Forest, Homewood South Suburban Mayors & Managers
              Association Ser 1989 .................................................... 1.70      01/08/02     12,500,000

            Louisiana
   4,100    New Orleans Aviation Board, Ser 1993 B (MBIA) ............................. 1.75      01/08/02      4,100,000
   4,975    Plaquemines Port Harbor & Terminal District, International Marine Terminals
              Ser 1984 B .............................................................. 3.20      03/15/02      4,975,000

                       See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 continued

 PRINCIPAL
 AMOUNT IN                                                                           CURRENT     DEMAND
 THOUSANDS                                                                            RATE+      DATE*         VALUE
------------------------------------------------------------------------------------------------------------------------
            Massachusetts
$ 10,000    Massachusetts, Refg 1998 Ser B .......................................... 1.55%     01/08/02    $ 10,000,000
            Massachusetts Health & Educational Facilities Authority,
   5,000      Bentley College Ser K ................................................. 1.50      01/08/02       5,000,000
   8,015      Harvard University Ser 1999 R ......................................... 1.55      01/08/02       8,015,000
   5,000      University of Massachusetts Ser A ..................................... 1.30      01/08/02       5,000,000

            Michigan
   5,000    Detroit, Sewage Disposal System Second Lien Ser 2000 E (FGIC) ........... 2.12      10/03/02       5,000,000
  16,500    Michigan, Grant Anticipation Notes Ser 2001 A (FSA) ..................... 1.55      01/08/02      16,500,000

            Minnesota
  16,880    Minneapolis, Convention Center Ser 1999 ................................. 1.60      01/08/02      16,880,000
  11,000    Minnesota Housing Finance Agency, Residential Housing Ser A ............. 1.87      12/04/02      11,000,000
   9,000    University of Minnesota Regents, Ser 1999 A ............................. 1.50      01/08/02       9,000,000

            Mississippi
   6,700    Jackson County, Chevron USA Inc Ser 1993 ................................ 1.85      01/02/02       6,700,000

            Missouri
   4,000    Lee's Summit, Multifamily Housing Ser 2001 A ............................ 1.80      01/08/02       4,000,000
            Missouri Health & Educational Facilities Authority,
   7,000      Cox Health System Ser 1997 (MBIA) ..................................... 1.90      01/02/02       7,000,000
   4,000      Washington University Ser 1996 C ...................................... 1.90      01/02/02       4,000,000

            Nevada
  10,000    Clark County, Airport System Sub Lien Ser 2001 C (FGIC) ................. 1.55      01/08/02      10,000,000

            New Hampshire
   5,000    New Hampshire Higher Educational & Health Facilities Authority,
              St Paul's School Ser 1998 ............................................. 1.60      01/08/02       5,000,000

            New Mexico
  10,000    Albuquerque, Airport Sub Lien Ser 1995 (Ambac) .......................... 1.55      01/08/02      10,000,000
   5,200    Farmington, Arizona Public Service Co Ser 1994 B ........................ 1.85      01/02/02       5,200,000

            New York
   1,100    New York City, 1992 Ser D (FGIC) ........................................ 1.55      01/08/02       1,100,000

            North Carolina
     700    Asheville, Ser 1993 A COPs .............................................. 1.80      01/08/02         700,000
            Mecklenburg County,
   5,000      Public Improvement Ser C .............................................. 1.60      01/08/02       5,000,000
   4,000      Ser 2001 COPs ......................................................... 1.60      01/08/02       4,000,000
  15,000    North Carolina Medical Care Commission, North Carolina Baptist Hospitals
              Ser 2000 .............................................................. 1.62      01/08/02      15,000,000

                       See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 continued

 PRINCIPAL
 AMOUNT IN                                                                                 CURRENT     DEMAND
 THOUSANDS                                                                                  RATE+      DATE*         VALUE
------------------------------------------------------------------------------------------------------------------------------
            Ohio
$  4,000    Columbus, Unlimited Tax Ser 1995-1 ............................................ 1.50%     01/08/02    $  4,000,000
   4,700    Cuyahoga County, Cleveland Clinic Foundation Ser 1997 D ....................... 1.90      01/02/02       4,700,000

            Oklahoma
            Oklahoma Water Resources Board,
  11,685      State Loan Program Ser 1994A & Ser 1999 ..................................... 2.45      03/01/02      11,685,000
   3,410      State Loan Program Ser 1995 ................................................. 2.40      03/01/02       3,410,000

            Tennessee
  12,610    Clarksville Public Building Authority, Pooled Financing Ser 1995 .............. 1.60      01/08/02      12,610,000
   4,545    Montgomery County Public Building Authority, Pool Ser 1999 .................... 1.60      01/08/02       4,545,000

            Texas
   3,400    Bell County Health Facilities Development Corporation. Scott & White
              Memorial Hospital Ser 2001 B-2 (MBIA) ....................................... 1.90      01/02/02       3,400,000
   9,800    Brownsville, Texas Utility System Ser A (MBIA) ................................ 1.55      01/08/02       9,800,000
   5,000    Harris County, Toll Road Unlimited Tax Sub Lien Ser 1994 B .................... 1.60      01/08/02       5,000,000
  13,400    Harris County Health Facilities Development Corporation, Methodist Hospital
              Ser 1994 & Ser 1997 ......................................................... 1.90      01/02/02      13,400,000
   4,700    Lower Neches Valley Authority, Chevron USA Inc Ser 1987 ....................... 2.40      02/15/02       4,700,000
   5,000    Northside Independent School District, Ser 2001 A ............................. 3.00      08/01/02       5,011,355
   9,400    Texas Municipal Gas Corporation, Gas Reserve Senior Lien Ser 1998 ............. 1.60      01/08/02       9,400,000
  12,500    University of Texas System, Refg Ser 2001 A ................................... 1.60      01/08/02      12,500,000

            Utah
  10,000    Intermountain Power Agency, Power Supply 1985 Ser F (Ambac) ................... 2.05      03/15/02      10,000,000
   5,300    Weber County, IHC Health Services Inc Ser 2000 C .............................. 1.60      01/08/02       5,300,000
            Washington
   6,400    Snohomish County, Public Utility District No 1 Ser 2001 A ..................... 1.55      01/08/02       6,400,000
  12,000    Washington, Ser 1996 A ........................................................ 1.57      01/08/02      12,000,000
                                                                                                                  ------------
            Total Short-Term Variable Rate Municipal Obligations
            (Cost $422,176,355)................................................................................    422,176,355
                                                                                                                  ------------

                       See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 continued

                                                                                                         YIELD TO
 PRINCIPAL                                                                                               MATURITY
 AMOUNT IN                                                                       COUPON    MATURITY     ON DATE OF
 THOUSANDS                                                                        RATE       DATE        PURCHASE       VALUE
-------------------------------------------------------------------------------------------------------------------------------
            Tax-Exempt Commercial Paper (16.3%)

            Florida
$  6,000    Orlando Utility Commission, Water & Electric Ser 1999 A ..........    1.40%     01/24/02       1.40%   $  6,000,000

            Maryland
   3,100    Montgomery County, Ser 2001 BANs .................................    2.00      02/11/02       2.00       3,100,000

            Minnesota
   9,600    Rochester, Mayo Foundation/Mayo Medical Center
              Ser 1992 A .....................................................    1.40      02/13/02       1.40       9,600,000

            Nevada
   2,950    Clark County, Motor Vehicle Fuel Tax Ser B .......................    1.65      02/20/02       1.65       2,950,000

            Oklahoma
  10,000    Oklahoma City Industrial & Cultural Facilities Trust, SSM
              Healthcare Ser 1998 B (MBIA) ...................................    1.60      02/05/02       1.60      10,000,000

            Oregon
   7,000    Oregon Health Housing Educational & Cultural Facilities
              Authority, Lewis & Clark College Ser 2000 A ....................    1.85      01/28/02       1.85       7,000,000

            South Carolina
   3,200    South Carolina Public Service Authority, Santee Cooper
              Ser 1998 .......................................................    1.50      01/30/02       1.50       3,200,000

            Tennessee
            Tennessee School Bond Authority,
   8,000      Ser A ..........................................................    1.65      01/17/02       1.65       8,000,000
  10,000      Ser A ..........................................................    1.65      01/31/02       1.65      10,000,000

            Texas
  10,000    Bexar Metropolitan Water District, Ser 1997 ......................    1.40      02/11/02       1.40      10,000,000
            Harris County,
   7,000      Notes Ser A-1 ..................................................    1.55      02/06/02       1.55       7,000,000
   5,000      Notes Ser D-1 ..................................................    1.60      02/12/02       1.60       5,000,000
  10,000    San Antonio, Electric & Gas Ser 1995 A ...........................    1.65      02/12/02       1.65      10,000,000
            Total Tax-Exempt Commercial Paper                                                                      ------------
            (Cost $91,850,000)..............................................                                         91,850,000
            Short-Term Municipal Notes and Bonds (11.7%)                                                           ------------

            Georgia
   5,000    Georgia, Ser B, dtd 02/02/01 .....................................    6.25      04/01/02       2.60       5,044,162

                       See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
PORTFOLIO OF INVESTMENTS o DECEMBER 31, 2001 continued

                                                                                                       YIELD TO
 PRINCIPAL                                                                                             MATURITY
 AMOUNT IN                                                                   COUPON      MATURITY     ON DATE OF
 THOUSANDS                                                                    RATE         DATE        PURCHASE       VALUE
------------------------------------------------------------------------------------------------------------------------------
            Indiana
$  5,000    Indiana Bond Bank, Advanced Funding Ser 2001 A-2,
              dtd 02/01/01 .................................................. 4.00%      01/22/02        3.33%    $  5,001,884

            Iowa
   5,000    Iowa School Corp, Warrant Certificates 2001-2002
              Ser A, dtd 06/21/01 ........................................... 3.75       06/21/02        2.65        5,025,087

            Kentucky
  19,000    Kentucky Asset/Liability Commission, Ser 2001 A
              TRANs, dtd 07/03/01 ........................................... 4.00       06/26/02        2.53       19,131,331

            New Jersey
   5,000    New Jersey, Ser 2001-2002 TRANs, dtd 10/30/01 ................... 3.00       06/14/02        1.99        5,022,397

            Texas
   5,000    Houston, Ser 2002 TRANs, dtd 07/03/01 ........................... 3.50       06/28/02        2.55        5,022,571
  10,000    Texas, Ser 2001 A TRANs, dtd 09/04/01 ........................... 3.75       08/29/02        2.50       10,080,179

            Virginia
   6,645    Fairfax County, Public Improvement Ser A, dtd 06/01/01 .......... 4.00       06/01/02        2.64        6,681,604

            Wyoming
   5,000    Wyoming, Education Fund Ser 2002 B TRANs, dtd 07/02/01            3.25       06/27/02        2.56        5,016,299
                                                                                                                  ------------
            Total Short-Term Municipal Notes and Bonds (Cost $66,025,514) .....................................     66,025,514
                                                                                                                  ------------
            Total Investments (Cost $580,051,869) (a)..............................................     102.9%     580,051,869
            Liabilities in Excess of Other Assets .................................................      (2.9)     (16,138,085)
                                                                                                        -----     ------------
            Net Assets ............................................................................     100.0%    $563,913,784
                                                                                                                  ============

---------------
     BANs   Bond Anticipation Notes.
     COPs   Certificates of Participation.
     RANs   Revenue Anticipation Notes.
    TRANs   Tax and Revenue Anticipation Notes.
      +     Rate shown is the rate in effect at December 31, 2001.
      *     Date on which the principal amount can be recovered through demand.
     (a)    Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
    Ambac   Ambac Assurance Corporation.
     FGIC   Financial Guaranty Insurance Company.
     FSA    Financial Security Assurance Inc.
     MBIA   Municipal Bond Investors Assurance Corporation.

                       See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2001

Assets:
Investments in securities, at value
 (cost $580,051,869) ...........................................................    $580,051,869
Interest receivable ............................................................       2,060,662
Prepaid expenses and other assets ..............................................          37,211
                                                                                    ------------
  Total Assets .................................................................     582,149,742
                                                                                    ------------
Liabilities:
Payable for:
 Investments purchased .........................................................      11,740,694
 Shares of beneficial interest repurchased .....................................       5,751,571
 Investment management fee .....................................................         245,167
 Distribution fee ..............................................................          50,193
Payable to bank ................................................................         358,582
Accrued expenses ...............................................................          89,751
                                                                                    ------------
  Total Liabilities ............................................................      18,235,958
                                                                                    ------------
  Net Assets ...................................................................    $563,913,784
                                                                                    ============
Composition of Net Assets:
Paid-in-capital ................................................................    $563,915,432
Accumulated undistributed net investment income ................................              76
Accumulated net realized loss ..................................................          (1,724)
                                                                                    ------------
  Net Assets ...................................................................    $563,913,784
                                                                                    ============
Net Asset Value Per Share,
 563,915,372 shares outstanding (unlimited shares authorized of $.01 par value)            $1.00
                                                                                           =====

                       See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the year ended December 31, 2001

Net Investment Income:
Interest Income ................................................  $16,299,745
                                                                  -----------
Expenses
Investment management fee ......................................    2,874,157
Distribution fee ...............................................      574,600
Transfer agent fees and expenses ...............................      328,636
Shareholder reports and notices ................................       53,813
Registration fees ..............................................       53,550
Professional fees ..............................................       47,949
Custodian fees .................................................       26,230
Trustees' fees and expenses ....................................       19,930
Other ..........................................................       10,146
                                                                  -----------
  Total Expenses ...............................................    3,989,011
Less: expense offset ...........................................      (26,200)
                                                                  -----------
  Net Expenses .................................................    3,962,811
                                                                  -----------
Net Investment Income ..........................................  $12,336,934
                                                                  ===========

                       See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                                 FOR THE YEAR       FOR THE YEAR
                                                                                    ENDED               ENDED
                                                                              DECEMBER 31, 2001   DECEMBER 31, 2000
                                                                              -----------------   -----------------
 Increase (Decrease) in Net Assets:
 Operations:
 Net investment income .....................................................    $  12,336,934      $  19,077,536
 Net realized loss .........................................................               --             (1,724)
                                                                                -------------      -------------
   Net Increase ............................................................       12,336,934         19,075,812
 Dividends to shareholders from net investment income ......................      (12,337,152)       (19,077,460)
 Net increase (decrease) from transactions in shares of beneficial interest        (9,967,465)        93,762,433
                                                                                -------------      -------------
   Net Increase (Decrease) .................................................       (9,967,683)        93,760,785
 Net Assets:
 Beginning of period .......................................................      573,881,467        480,120,682
                                                                                -------------      -------------
 End of Period
 (Including accumulated undistributed net investment income of
 $76 and $294, respectively) ...............................................    $ 563,913,784      $ 573,881,467
                                                                                =============      =============

                       See Notes to Financial Statements

Morgan Stanley Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS o DECEMBER 31, 2001


1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley Tax-Free Daily Income Trust (the "Fund"), formerly Morgan Stanley Dean Witter Tax-Free Daily Income Trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax, consistent with stability of principal and liquidity. The Fund was incorporated in Maryland on March 24, 1980, commenced operations on February 20, 1981 and reorganized as a Massachusetts business trust on April 30, 1987.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Fund amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets

Morgan Stanley Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS  o DECEMBER 31, 2001 continued


exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

3. PLAN OF DISTRIBUTION
Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Fund's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

The Fund is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Fund's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the year ended December 31, 2001, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales/maturities of portfolio securities for the year ended December 31, 2001 aggregated $1,304,689,023 and $1,300,656,050, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At December 31, 2001, the Fund had transfer agent fees and expenses payable of approximately $3,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended December 31, 2001 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,307. At December 31, 2001, the Fund had an accrued pension liability of $56,928 which is included in accrued expenses in the Statement of Assets and Liabilities.

Morgan Stanley Tax-Free Daily Income Trust
NOTES TO FINANCIAL STATEMENTS  o DECEMBER 31, 2001 continued


5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                              FOR THE YEAR         FOR THE YEAR
                                                                 ENDED                 ENDED
                                                           DECEMBER 31, 2001     DECEMBER 31, 2000
                                                           -----------------     -----------------
Shares sold ...........................................       1,238,149,349        1,697,784,608
Shares issued in reinvestment of dividends ............          12,337,152           19,077,460
                                                              -------------        -------------
                                                              1,250,486,501        1,716,862,068
Shares repurchased ....................................      (1,260,453,966)      (1,623,099,635)
                                                             --------------       --------------
Net increase (decrease) in shares outstanding .........          (9,967,465)          93,762,433
                                                             ==============       ==============

6. FEDERAL INCOME TAX STATUS
At December 31, 2001 the Fund had a net capital loss carryover of approximately $1,700 which will be available through December 31, 2008 to offset future capital gains to the extent provided by regulations.

7. EXPENSE OFFSET
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

Morgan Stanley Tax-Free Daily Income Trust
INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Trustees of Morgan Stanley Tax-Free Daily Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Free Daily Income Trust (the "Fund"), formerly Morgan Stanley Dean Witter Tax-Free Daily Income Trust, including the portfolio of investments, as of December 31, 2001, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Free Daily Income Trust as of December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
February 7, 2002



                      2001 Federal Tax Notice (unaudited)

      For the year ended December 31, 2001, all of the Fund's dividends from net investment income were exempt interest dividends, excludable from gross income for Federal income tax purposes.

Morgan Stanley Tax-Free Daily Income Trust
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:

                                                                                                NUMBER OF
                                                TERM OF                                       PORTFOLIOS IN
                                              OFFICE AND                                          FUND
                               POSITION(s)     LENGTH OF                                         COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH        TIME            PRINCIPAL OCCUPATION(s)        OVERSEEN      OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE       REGISTRANT       SERVED*            DURING PAST 5 YEARS         BY TRUSTEE**     HELD BY TRUSTEE
----------------------------   -----------  --------------    ------------------------------   ------------  ---------------------
Michael Bozic (60)               Trustee     Trustee since    Retired; Director or Trustee         129       Director of Weirton
c/o Mayer, Brown, Rowe & Maw                 April 1994       of the Morgan Stanley Funds                    Steel Corporation.
Counsel to the Independent                                    and the TCW/DW Term Trusts;
  Trustees                                                    formerly Vice Chairman of
1675 Broadway                                                 Kmart Corporation (December
New York, NY                                                  1998-October 2000), Chairman
                                                              and Chief Executive Officer of
                                                              Levitz Furniture Corporation
                                                              (November 1995-November 1998)
                                                              and President and Chief
                                                              Executive Officer of Hills
                                                              Department Stores (May
                                                              1991-July 1995); formerly
                                                              variously Chairman, Chief
                                                              Executive Officer, President
                                                              and Chief Operating Officer
                                                              (1987-1991) of the Sears
                                                              Merchandise Group of Sears,
                                                              Roebuck & Co.

Edwin J. Garn (69)               Trustee     Trustee since    Director or Trustee of the           129       Director of Franklin
c/o Summit Ventures LLC                      January 1993     Morgan Stanley Funds and the                   Covey (time management
1 Utah Center                                                 TCW/DW Term Trusts; formerly                   systems), BMW Bank of
201 S. Main Street                                            United States Senator (R-Utah)                 North America, Inc.
Salt Lake City, UT                                            (1974-1992) and Chairman,                      (industrial loan
                                                              Senate Banking Committee                       corporation), United
                                                              (1980-1986); formerly Mayor of                 Space Alliance (joint
                                                              Salt Lake City, Utah                           venture between
                                                              (1971-1974); formerly                          Lockheed Martin and the
                                                              Astronaut, Space Shuttle                       Boeing Company) and
                                                              Discovery (April 12-19, 1985);                 Nuskin Asia Pacific
                                                              Vice Chairman, Huntsman                        (multilevel marketing);
                                                              Corporation (chemical                          member of the board of
                                                              company); member of the Utah                   various civic and
                                                              Regional Advisory Board of                     charitable
                                                              Pacific Corp.                                  organizations.

Wayne E. Hedien (67)             Trustee     Trustee since    Retired; Director or Trustee         129       Director of The PMI
c/o Mayer, Brown, Rowe & Maw                 September 1997   of the Morgan Stanley Funds                    Group Inc. (private
Counsel to the Independent                                    and the TCW/DW Term Trusts;                    mortgage insurance);
  Trustees                                                    formerly associated with the                   Trustee and Vice
1675 Broadway                                                 Allstate Companies                             Chairman of The Field
New York, NY                                                  (1966-1994), most recently as                  Museum of Natural
                                                              Chairman of The Allstate                       History; director of
                                                              Corporation (March                             various other business
                                                              1993-December 1994) and                        and charitable
                                                              Chairman and Chief Executive                   organizations.
                                                              Officer of its wholly-owned
                                                              subsidiary, Allstate Insurance
                                                              Company (July 1989-December
                                                              1994).

Morgan Stanley Tax-Free Daily Income Trust
TRUSTEE AND OFFICER INFORMATION continued

                                                                                                NUMBER OF
                                                TERM OF                                       PORTFOLIOS IN
                                              OFFICE AND                                          FUND
                               POSITION(s)     LENGTH OF                                         COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH        TIME            PRINCIPAL OCCUPATION(s)        OVERSEEN      OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE       REGISTRANT       SERVED*            DURING PAST 5 YEARS         BY TRUSTEE**     HELD BY TRUSTEE
----------------------------   -----------  --------------    ------------------------------   ------------  ---------------------
Dr. Manuel H. Johnson (52)       Trustee     Trustee since    Chairman of the Audit                129       Director of NVR, Inc.
c/o Johnson Smick                            July 1991        Committee and Director or                      (home construction);
  International, Inc.                                         Trustee of the Morgan Stanley                  Chairman and Trustee of
1133 Connecticut Avenue, N.W.                                 Funds and the TCW/DW Term                      the Financial
Washington, D.C.                                              Trusts; Senior Partner,                        Accounting Foundation
                                                              Johnson Smick International,                   (oversight organization
                                                              Inc., a consulting firm;                       of the Financial
                                                              Co-Chairman and a founder of                   Accounting Standards
                                                              the Group of Seven Council                     Board).
                                                              (G7C), an international
                                                              economic commission; formerly
                                                              Vice Chairman of the Board of
                                                              Governors of the Federal
                                                              Reserve System and Assistant
                                                              Secretary of the U.S.
                                                              Treasury.

Michael E. Nugent (65)           Trustee     Trustee since    Chairman of the Insurance            207       Director of various
c/o Triumph Capital, L.P.                    July 1991        Committee and Director or                      business organizations.
237 Park Avenue                                               Trustee of the Morgan Stanley
New York, NY                                                  Funds and the TCW/DW Term
                                                              Trusts; director/ trustee of
                                                              various investment companies
                                                              managed by Morgan Stanley
                                                              Investment Management Inc. and
                                                              Morgan Stanley Investments LP
                                                              (since July 2001); General
                                                              Partner, Triumph Capital,
                                                              L.P., a private investment
                                                              partnership; formerly Vice
                                                              President, Bankers Trust
                                                              Company and BT Capital
                                                              Corporation (1984-1988).

John L. Schroeder (71)           Trustee     Trustee since    Retired; Chairman of the             129       Director of Citizens
c/o Mayer, Brown, Rowe & Maw                 April 1994       Derivatives Committee and                      Communications Company
Counsel to the Independent                                    Director or Trustee of the                     (telecommunications
  Trustees                                                    Morgan Stanley Funds and the                   company).
1675 Broadway                                                 TCW/DW Term Trusts; formerly
New York, NY                                                  Executive Vice President and
                                                              Chief Investment Officer of
                                                              the Home Insurance Company
                                                              (August 1991-September 1995).

Morgan Stanley Tax-Free Daily Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                                                                NUMBER OF
                                                TERM OF                                       PORTFOLIOS IN
                                              OFFICE AND                                          FUND
                               POSITION(s)     LENGTH OF                                         COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH        TIME            PRINCIPAL OCCUPATION(s)        OVERSEEN      OTHER DIRECTORSHIPS
     INDEPENDENT TRUSTEE       REGISTRANT       SERVED*            DURING PAST 5 YEARS         BY TRUSTEE**     HELD BY TRUSTEE
----------------------------   -----------  --------------    ------------------------------   ------------  ---------------------
Charles A. Fiumefreddo (68)    Chairman,    Trustee since     Chairman, Director or Trustee        129       None
c/o Morgan Stanley Trust       Director or  July 1991         and Chief Executive Officer of
Harborside Financial Center,   Trustee and                    the Morgan Stanley Funds and
Plaza Two,                     Chief                          the TCW/DW Term Trusts;
Jersey City, NJ                Executive                      formerly Chairman, Chief
                               Officer                        Executive Officer and Director
                                                              of the Investment Manager, the
                                                              Distributor and Morgan Stanley
                                                              Services, Executive Vice
                                                              President and Director of
                                                              Morgan Stanley DW, Chairman
                                                              and Director of the Transfer
                                                              Agent, and Director and/or
                                                              officer of various Morgan
                                                              Stanley subsidiaries (until
                                                              June 1998).

James F. Higgins (53)          Trustee      Trustee since     Senior Advisor of Morgan             129       None
c/o Morgan Stanley Trust                    June 2000         Stanley (since August 2000);
Harborside Financial Center,                                  Director of the Distributor
Plaza Two,                                                    and Dean Witter Realty Inc.;
Jersey City, NJ                                               Director or Trustee of the
                                                              Morgan Stanley Funds and the
                                                              TCW/DW Term Trusts (since June
                                                              2000); previously President
                                                              and Chief Operating Officer of
                                                              the Private Client Group of
                                                              Morgan Stanley (May
                                                              1999-August 2000), President
                                                              and Chief Operating Officer of
                                                              Individual Securities of
                                                              Morgan Stanley (February
                                                              1997-May 1999).

Philip J. Purcell (58)         Trustee      Trustee since     Director or Trustee of the           129       Director of American
1585 Broadway                                 April 1994      Morgan Stanley Funds and the                   Airlines, Inc. and its
New York, NY                                                  TCW/DW Term Trusts; Chairman                   parent company, AMR
                                                              of the Board of Directors and                  Corporation.
                                                              Chief Executive Officer of
                                                              Morgan Stanley and Morgan
                                                              Stanley DW; Director of the
                                                              Distributor; Chairman of the
                                                              Board of Directors and Chief
                                                              Executive Officer of Novus
                                                              Credit Services Inc.; Director
                                                              and/or officer of various
                                                              Morgan Stanley subsidiaries.

--------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.
** The Fund Complex includes all open and closed end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

Morgan Stanley Tax-Free Daily Income Trust
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                     TERM OF
                                                    OFFICE AND
                                 POSITION(S)        LENGTH OF
   NAME, AGE AND ADDRESS OF       HELD WITH           TIME
      EXECUTIVE OFFICER          REGISTRANT          SERVED*                PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS
----------------------------   --------------    ----------------  --------------------------------------------------------------
Mitchell M. Merin (48)         President         President since   President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                      May 1999          Investment Management (since December 1998); President,
New York, NY                                                       Director (since April 1997) and Chief Executive Officer
                                                                   (since June 1998) of the Investment Manager and Morgan
                                                                   Stanley Services; Chairman, Chief Executive Officer and
                                                                   Director of the Distributor (since June 1998); Chairman and
                                                                   Chief Executive Officer (since June 1998) and Director
                                                                   (since January 1998) of the Transfer Agent; Director of
                                                                   various Morgan Stanley subsidiaries; President of the Morgan
                                                                   Stanley Funds and TCW/DW Term Trusts (since May 1999);
                                                                   Trustee of various Van Kampen investment companies (since
                                                                   December 1999); previously Chief Strategic Officer of the
                                                                   Investment Manager and Morgan Stanley Services and Executive
                                                                   Vice President of the Distributor (April 1997-June 1998),
                                                                   Vice President of the Morgan Stanley Funds (May 1997-April
                                                                   1999), and Executive Vice President of Morgan Stanley.

Barry Fink (46)                Vice President,   Vice President,   General Counsel (since May 2000) and Managing Director
c/o Morgan Stanley Trust       Secretary and     Secretary         (since December 2000) of Morgan Stanley Investment
Harborside Financial Center,   General Counsel   and General       Management; Managing Director (since December 2000), and
Plaza Two                                        Counsel since     Secretary and General Counsel (since February 1997) and
Jersey City, NJ                                  February 1997     Director (since July 1998) of the Investment Manager and
                                                                   Morgan Stanley Services; Assistant Secretary of Morgan
                                                                   Stanley DW; Vice President, Secretary and General Counsel of
                                                                   the Morgan Stanley Funds and TCW/DW Term Trusts (since
                                                                   February 1997); Vice President and Secretary of the
                                                                   Distributor; previously, Senior Vice President, Assistant
                                                                   Secretary and Assistant General Counsel of the Investment
                                                                   Manager and Morgan Stanley Services.

Thomas F. Caloia (55)          Treasurer         Over 5 years      First Vice President and Assistant Treasurer of the
c/o Morgan Stanley Trust                                           Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                       Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Katherine H. Stromberg (53)    Vice President    Since January     Executive Director and Portfolio Manager of the Investment
c/o Morgan Stanley Trust                         1992              Manager and its investment management affiliates for over 5
Harborside Financial Center,                                       years.
Plaza Two
Jersey City, NJ

------------
 * Each Officer serves an indefinite term, until his or her successor is elected.

Notes


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                                                                              31

Notes


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32

Morgan Stanley Funds
--------------------------------------------------------------------------------

O   GLOBAL/INTERNATIONAL FUNDS

    Competitive Edge Fund - "Best Ideas" Portfolio
    European Growth Fund
    Fund of Funds - International Portfolio
    Global Dividend Growth Securities
    Global Utilities Fund
    International Fund
    International SmallCap Fund
    International Value Equity Fund
    Japan Fund
    Latin American Growth Fund
    Pacific Growth Fund

O   GROWTH FUNDS

    21st Century Trend Fund
    Aggressive Equity Fund
    All Star Growth Fund
    American Opportunities Fund
    Capital Growth Securities
    Capital Opportunities Trust
    Developing Growth Securities Trust
    Financial Services Trust
    Growth Fund
    Health Sciences Trust
    Information Fund
    KLD Social Index Fund
    Market Leader Trust
    Mid-Cap Value
    Nasdaq-100 Index Fund
    Natural Resource Development Securities
    New Discoveries Fund
    Next Generation Trust
    Small Cap Growth Fund
    Special Value Fund
    Tax-Managed Growth Fund
    Technology Fund

O   GROWTH + INCOME FUNDS

    Balanced Growth Fund
    Balanced Income Fund
    Convertible Securities Trust
    Dividend Growth Securities
    Equity Fund
    Fund of Funds - Domestic Portfolio
    Income Builder Fund
    Real Estate Fund
    S&P 500 Index Fund
    S&P 500 Select Fund
    Strategist Fund
    Total Market Index Fund
    Total Return Trust
    Utilities Fund
    Value Fund
    Value-Added Market Series/Equity Portfolio

O   INCOME FUNDS

    Diversified Income Trust
    Federal Securities Trust
    High Yield Securities
    Intermediate Income Securities
    Limited Duration (NL)
    Liquid Asset Fund (MM)
    North American Government Income Trust
    Short-Term U.S. Treasury Trust
    U.S. Government Money Market Trust (MM)
    U.S. Government Securities Trust

O   TAX-FREE INCOME FUNDS

    California Tax-Free Daily Income Trust (MM)
    California Tax-Free Income Fund
    Hawaii Municipal Trust (FSC)
    Limited Term Municipal Trust (NL)
    Multi-State Municipal Series Trust (FSC)
    New York Municipal Money Market Trust (MM)
    New York Tax-Free Income Fund
    Tax-Exempt Securities Trust
    Tax-Free Daily Income Trust (MM)

--------------------------------------------------------------------------------

There may be funds created after this Prospectus was published. Please consult the inside back cover of a new fund's prospectus for its designation, e.g., Multi-Class Fund or Money Market Fund.

Unless otherwise noted, each listed Morgan Stanley Fund, except for North American Government Income Trust and Short-Term U.S. Treasury Trust, is a Multi-Class Fund. A Multi-Class Fund is a mutual fund offering multiple Classes of shares. The other types of funds are: NL -- No-Load (Mutual) Fund; MM -- Money Market Fund; FSC -- A mutual fund sold with a front-end sales charge and a distribution (12b-1) fee.

Additional information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders (the current annual report is included in this Prospectus). The Fund's Statement of Additional Information also provides additional information about the Fund. The Statement of Additional Information is incorporated herein by reference (legally is part of this Prospectus). For a free copy of any of these documents, to request other information about the Fund, or to make shareholder inquiries, please call:

                                (800) 869-NEWS

You also may obtain information about the Fund by calling your Morgan Stanley Financial Advisor or by visiting our Internet site at:

                          www.morganstanley.com/funds

Information about the Fund (including the Statement of Additional Information) can be viewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information about the Reference Room's operations may be obtained by calling the SEC at (202) 942-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's Internet site at (www.sec.gov) and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, DC 20549-0102.

  TICKER SYMBOL: DSTXX

(THE FUND'S INVESTMENT COMPANY ACT FILE NO. IS 811-3031)


                                                           [Morgan Stanley Logo]

--------------------------------------------------------------------------------

Morgan Stanley Tax-Free
Daily Income Trust

--------------------------------------------------------------------------------
A money market fund that seeks
to provide as high a level of
daily income exempt from
federal income tax as is
consistent with stability of
principal and liquidity
--------------------------------------------------------------------------------


                                                  Prospectus | February 28, 2002